Cover	Sep. 13, 2023	Jun. 28, 2023
Cover [Abstract]
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	ELME COMMUNITIES
Entity Address, Address Line One	1775 EYE STREET, NW
Entity Address, Address Line Two	SUITE 1000
Entity Address, City or Town	WASHINGTON
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	774-3200
Written Communications	false
Soliciting Material	false
Title of 12(b) Security		Shares of Beneficial Interest
Trading Symbol		ELME
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000104894
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-06622
Entity Tax Identification Number	53-0261100